SUPPLEMENTARY CASH FLOW INFORMATION - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash at bank	$ 523.8	$ 485.8
Bank short-term deposits	1.2	165.4
Total cash and cash equivalents	525.0	651.2	$ 158.8
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents (Note 16)	525.0	651.2	$ 158.8
Bank short-term deposits	1.2	165.4
MARA Project
Statement of cash flows [abstract]
Bank short-term deposits		55.6
Total cash and cash equivalents	217.3	223.1
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents (Note 16)	$ 217.3	223.1
Bank short-term deposits		$ 55.6